SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Property and Equipment, Depreciation Rates
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Computers and peripheral equipment	33
Office furniture and equipment	3 - 20 (mainly 7)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Assumptions Used for Stock Options
The Company estimates the fair value of stock options granted with the following weighted average assumptions for 2017 and 2016:

	Year ended December 31,
Stock options	2017	2016

Expected volatility (1)	87.7%	87.59%-90.62%
Risk-free interest (2)	2.435%	0.95%-1.29
Dividend yield (3)	0%	0%
Expected life (years) (4)	6.25	3.75-6.25